UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT Mortgage Securities Fund

(Prior to 4/30/18 the fund was known as Putnam VT American Government Income Fund)
The fund's portfolio
3/31/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (67.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (19.0%)

Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36			$51,102	$58,165
6.00%, with due dates from 4/15/28 to 11/20/38			113,436	126,755
5.50%, 4/20/38			167,196	182,890
5.00%, TBA, 4/1/48			1,000,000	1,051,094
4.70%, 8/20/67			102,373	110,691
4.50%, with due dates from 2/20/34 to 9/20/45			1,600,842	1,685,341
4.50%, TBA, 5/1/48			1,000,000	1,038,242
4.50%, TBA, 4/1/48			1,000,000	1,040,078
4.00%, with due dates from 4/20/45 to 10/20/45			3,089,590	3,201,018
3.50%, with due dates from 1/20/45 to 11/20/47			3,319,733	3,358,733

				11,853,007
U.S. Government Agency Mortgage Obligations (48.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31			13,574	15,582
7.00%, with due dates from 11/1/26 to 4/1/32			149,316	168,833
5.50%, 12/1/33			17,262	18,856
4.50%, with due dates from 7/1/44 to 8/1/44			199,503	210,452
4.00%, with due dates from 12/1/44 to 9/1/45			1,263,364	1,301,522
3.50%, with due dates from 10/1/46 to 2/1/47			1,835,403	1,846,792
3.50%, TBA, 4/1/48			2,000,000	2,004,453
3.00%, 6/1/46			894,175	876,361

Federal National Mortgage Association Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30			12,088	13,423
7.00%, with due dates from 12/1/28 to 12/1/35			399,763	453,043
6.50%, 9/1/36			7,761	8,719
6.00%, 1/1/38			125,791	140,506
5.50%, 1/1/38			519,934	569,020
5.00%, 2/1/39			13,571	14,667
4.50%, with due dates from 7/1/44 to 5/1/45			281,238	296,372
4.00%, 3/1/46			483,122	499,013
4.00%, TBA, 4/1/48			3,000,000	3,078,281
3.50%, with due dates from 5/1/45 to 6/1/56			5,508,216	5,553,958
3.50%, 1/1/57(FWC)			949,509	950,102
3.50%, TBA, 5/1/48			2,000,000	2,001,172
3.50%, TBA, 4/1/48			3,000,000	3,006,328
3.00%, with due dates from 5/1/45 to 1/1/47			4,285,143	4,195,923
3.00%, TBA, 4/1/48			2,000,000	1,950,781
2.50%, TBA, 4/1/48			1,000,000	942,578

				30,116,737

Total U.S. government and agency mortgage obligations (cost $42,623,904)				$41,969,744

U.S. TREASURY OBLIGATIONS (16.4%)(a)
			Principal amount	Value

U.S. Treasury Bonds
6.25%, 8/15/23			$990,000	$1,171,506
4.50%, 8/15/39(SEG)(SEGSF)(SEGCCS)			7,201,000	9,056,945

Total U.S. treasury obligations (cost $9,715,768)				$10,228,451

MORTGAGE-BACKED SECURITIES (30.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (30.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 18.644%, 4/15/37			$29,188	$40,615
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 17.282%, 11/15/35			41,037	54,059
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 14.53%, 3/15/35			240,428	296,213
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 12.405%, 6/15/34			38,552	43,024
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			314,430	68,879
Ser. 4018, Class DI, IO, 4.50%, 7/15/41			423,442	56,814
IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.473%, 11/15/42			362,669	39,549
IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.373%, 2/15/45			1,295,860	206,285
Ser. 4546, Class PI, IO, 4.00%, 12/15/45			640,982	135,549
Ser. 4530, Class HI, IO, 4.00%, 11/15/45			409,894	85,439
Ser. 4500, Class GI, IO, 4.00%, 8/15/45			526,631	101,645
Ser. 4425, IO, 4.00%, 1/15/45			530,077	93,924
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			442,101	115,162
Ser. 4019, Class JI, IO, 4.00%, 5/15/41			552,444	86,535
Ser. 3996, Class IK, IO, 4.00%, 3/15/39			487,884	33,860
Ser. 4621, Class QI, IO, 3.50%, 10/15/46			959,018	148,868
Ser. 4165, Class AI, IO, 3.50%, 2/15/43			422,906	73,040
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42			651,836	87,615
Ser. 4199, Class CI, IO, 3.50%, 12/15/37			370,802	26,479
Ser. 304, Class C37, IO, 3.50%, 12/15/27			375,431	33,136
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			511,100	64,686
Ser. 4141, Class PI, IO, 3.00%, 12/15/42			484,068	54,448
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			1,154,969	114,365
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			1,208,633	120,582
Ser. 4171, Class NI, IO, 3.00%, 6/15/42			727,387	72,637
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			385,487	34,578
Ser. 4201, Class JI, IO, 3.00%, 12/15/41			573,241	52,287
Ser. 315, PO, zero %, 9/15/43			1,020,555	811,908
Ser. 3835, Class FO, PO, zero %, 4/15/41			637,081	531,582
Ser. 3391, PO, zero %, 4/15/37			7,152	5,935
Ser. 3300, PO, zero %, 2/15/37			3,368	2,849
Ser. 3326, Class WF, zero %, 10/15/35(WAC)			1,314	945

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 28.671%, 7/25/36			23,418	38,224
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 17.705%, 3/25/36			40,745	59,751
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 17.338%, 6/25/37			46,700	62,450
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 16.55%, 11/25/35			47,113	58,789
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 16.421%, 2/25/38			197,141	248,188
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 14.636%, 8/25/35			32,233	38,600
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 14.321%, 12/25/35			54,330	73,167
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 12.528%, 11/25/34			16,645	19,085
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 9.157%, 5/25/40			97,318	107,379
IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.729%, 10/25/41			114,313	17,897
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42			900,561	164,782
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41			325,957	42,570
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27			656,626	76,735
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46			2,673,608	419,222
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43			729,525	119,992
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42			245,194	31,618
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42			656,757	125,505
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41			980,675	167,117
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43			406,885	47,525
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43			868,845	93,401
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			368,437	40,902
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42			355,649	24,395
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			421,294	32,947
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42			631,010	51,762
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			485,760	50,847
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			435,130	25,768
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41			638,076	39,401
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41			405,532	25,079
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40			596,168	61,366
FRB Ser. 03-W8, Class 3F2, (1 Month US LIBOR + 0.35%), 2.222%, 5/25/42			4,430	4,454
FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 2.122%, 8/27/36			1,868,618	1,804,228
Ser. 08-53, Class DO, PO, zero %, 7/25/38			41,428	36,690
Ser. 07-44, Class CO, PO, zero %, 5/25/37			13,876	11,241

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40			516,436	123,299
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44			982,817	221,556
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44			423,214	93,192
Ser. 14-76, IO, 5.00%, 5/20/44			537,778	119,715
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43			401,261	75,679
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			232,407	50,455
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43			174,432	39,144
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			23,529	2,065
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			255,609	55,621
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			813,696	177,167
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			633,438	141,757
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%), 4.919%, 11/16/36			254,590	15,813
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.878%, 12/20/43			430,710	75,727
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.778%, 4/20/38			1,050,904	198,358
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43			613,750	127,560
Ser. 12-129, IO, 4.50%, 11/16/42			477,328	110,215
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42			1,001,265	189,915
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			240,996	33,551
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			596,832	124,553
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40			353,450	75,797
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			210,783	44,627
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			172,889	34,934
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			176,800	40,429
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39			722,758	156,012
Ser. 16-69, IO, 4.00%, 5/20/46			962,824	169,621
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			516,250	114,287
Ser. 15-40, IO, 4.00%, 3/20/45			332,797	68,888
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43			980,459	135,303
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			197,504	36,275
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			552,128	107,510
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			245,703	46,949
Ser. 14-104, IO, 4.00%, 3/20/42			552,384	89,707
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39			279,653	28,493
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39			335,096	36,735
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39			369,226	29,922
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39			758,082	99,355
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46			740,755	95,274
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46			1,297,580	149,146
Ser. 16-4, Class JI, IO, 3.50%, 1/20/46			805,949	137,543
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43			470,465	71,177
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43			659,393	113,976
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			294,069	48,360
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			255,926	41,358
Ser. 12-136, IO, 3.50%, 11/20/42			658,027	134,637
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41			316,781	43,040
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41			421,035	47,355
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			219,168	14,116
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41			246,961	32,489
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			740,183	98,187
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39			276,971	26,103
Ser. 14-147, Class MI, IO, 3.50%, 7/20/39			459,975	28,656
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39			772,132	70,511
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37			714,275	82,413
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40			1,043,117	91,985
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40			320,425	25,571
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29			617,574	56,277
Ser. 17-H08, Class GI, IO, 2.711%, 2/20/67(WAC)			1,003,065	145,444
Ser. 16-H13, Class IK, IO, 2.594%, 6/20/66(WAC)			1,472,483	193,263
Ser. 15-H22, Class GI, IO, 2.567%, 9/20/65(WAC)			1,507,658	193,131
Ser. 17-H08, Class EI, IO, 2.508%, 2/20/67(WAC)			1,396,882	185,087
Ser. 17-H08, Class NI, IO, 2.399%, 3/20/67(WAC)			1,051,997	129,396
Ser. 16-H04, Class HI, IO, 2.365%, 7/20/65(WAC)			899,941	90,264
Ser. 16-H27, Class GI, IO, 2.326%, 12/20/66(WAC)			1,591,966	221,092
Ser. 17-H04, Class BI, IO, 2.301%, 2/20/67(WAC)			1,022,821	148,309
Ser. 17-H25, Class AI, IO, 2.269%, 12/20/67(WAC)			592,497	80,728
Ser. 17-H03, Class KI, IO, 2.254%, 1/20/67(WAC)			1,494,267	196,531
Ser. 16-H07, Class PI, IO, 2.248%, 3/20/66(WAC)			2,502,896	322,248
Ser. 17-H14, Class JI, IO, 2.161%, 6/20/67(WAC)			559,144	81,775
Ser. 16-H17, Class DI, IO, 2.135%, 7/20/66(WAC)			1,491,800	169,550
Ser. 16-H23, Class NI, IO, 2.122%, 10/20/66(WAC)			1,959,699	247,706
Ser. 16-H24, IO, 2.098%, 9/20/66(WAC)			990,697	117,645
Ser. 17-H06, Class MI, IO, 2.097%, 2/20/67(WAC)			1,738,138	205,330
Ser. 16-H11, Class HI, IO, 2.085%, 1/20/66(WAC)			3,029,714	310,546
Ser. 18-H05, Class ID, IO, 2.057%, 3/20/68(WAC)			603,000	93,465
Ser. 16-H06, Class HI, IO, 2.055%, 2/20/66			1,156,945	106,294
Ser. 15-H24, Class HI, IO, 2.029%, 9/20/65(WAC)			1,308,868	97,749
Ser. 16-H24, Class JI, IO, 2.021%, 11/20/66(WAC)			616,037	78,545
Ser. 16-H18, Class QI, IO, 2.011%, 6/20/66(WAC)			1,393,598	173,364
Ser. 16-H14, Class AI, IO, 2.005%, 6/20/66(WAC)			953,030	110,748
Ser. 15-H23, Class TI, IO, 1.903%, 9/20/65(WAC)			1,124,716	116,183
FRB Ser. 15-H16, Class XI, IO, 1.901%, 7/20/65			879,168	96,972
Ser. 15-H20, Class CI, IO, 1.876%, 8/20/65(WAC)			1,475,997	163,927
Ser. 16-H06, Class AI, IO, 1.862%, 2/20/66			834,594	80,048
Ser. 16-H03, Class AI, IO, 1.857%, 1/20/66(WAC)			1,605,518	154,531
Ser. 15-H13, Class AI, IO, 1.857%, 6/20/65(WAC)			1,344,568	137,818
Ser. 15-H10, Class HI, IO, 1.805%, 4/20/65(WAC)			2,465,081	225,801
Ser. 17-H10, Class MI, IO, 1.797%, 4/20/67(WAC)			1,147,226	119,197
Ser. 17-H09, IO, 1.795%, 4/20/67(WAC)			957,114	99,732
Ser. 15-H25, Class BI, IO, 1.759%, 10/20/65(WAC)			1,053,954	105,712
Ser. 15-H22, Class AI, IO, 1.707%, 9/20/65(WAC)			1,639,065	167,185
Ser. 16-H04, Class KI, IO, 1.692%, 2/20/66(WAC)			1,723,078	137,846
Ser. 14-H25, Class BI, IO, 1.688%, 12/20/64(WAC)			1,154,949	94,840
Ser. 17-H16, Class HI, IO, 1.662%, 8/20/67(WAC)			896,194	87,379
Ser. 16-H06, Class DI, IO, 1.622%, 7/20/65			1,426,610	124,128
Ser. 16-H10, Class AI, IO, 1.599%, 4/20/66(WAC)			1,400,912	108,763
Ser. 15-H04, Class AI, IO, 1.599%, 12/20/64(WAC)			1,230,774	106,154
Ser. 14-H18, Class CI, IO, 1.592%, 9/20/64(WAC)			1,078,452	98,425
Ser. 17-H06, Class EI, 1.583%, 2/20/67(WAC)			765,189	56,997
Ser. 14-H21, Class AI, IO, 1.484%, 10/20/64(WAC)			1,565,940	139,533
Ser. 16-H08, Class GI, IO, 1.431%, 4/20/66(WAC)			1,053,127	62,838
FRB Ser. 11-H07, Class FI, IO, 1.24%, 2/20/61(WAC)			4,745,737	167,525
Ser. 10-151, Class KO, PO, zero %, 6/16/37			34,674	28,552
Ser. 06-36, Class OD, PO, zero %, 7/16/36			1,882	1,542

				18,992,767

Total mortgage-backed securities (cost $18,833,061)				$18,992,767

PURCHASED SWAP OPTIONS OUTSTANDING (1.6%)(a)
	Expiration date/strike		Notional/Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$19,444,000	$161,385

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		8,749,800	69,211

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		8,749,800	26,949

2.813/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.813		3,916,100	26,199

2.743/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.743		3,916,100	14,450

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		19,444,000	972

Barclays Bank PLC

2.765/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.765		9,694,300	4,556

2.736/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.736		9,694,300	2,521

2.359/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.359		9,694,300	291

2.34/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.34		9,694,300	97

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		855,500	82,658

2.71/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.71		4,476,000	15,935

(2.90)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.90		4,476,000	11,638

2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47		7,777,600	5,600

Goldman Sachs International

2.8435/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.8435		9,998,900	66,293

2.82/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.82		2,238,000	12,108

(2.79375)/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.79375		9,694,300	9,403

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		1,633,300	8,575

2.75/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.75		2,238,000	5,013

(2.9915)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9915		9,998,900	500

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		7,077,600	354

JPMorgan Chase Bank N.A.

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		19,444,000	163,913

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		8,749,800	69,823

2.852/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.852		4,476,000	38,359

2.80/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.80		4,699,300	30,733

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		8,749,800	26,599

2.787/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.787		4,476,000	22,693

2.735/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.735		4,699,300	18,374

(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68		7,777,600	14,700

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		19,444,000	972

Morgan Stanley & Co. International PLC

(2.49275)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.49275		7,777,600	31,422

(2.61575)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.61575		7,777,600	21,155

2.833/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.833		3,730,000	21,149

(2.8375)/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.8375		6,462,900	9,048

2.763/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.763		3,730,000	7,758

2.355/3 month USD-LIBOR-BBA/May-19	May-18/2.355		7,777,600	1,322

1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125		11,666,400	12

Wells Fargo Bank, N.A.

2.7075/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.7075		4,847,200	9,453

Total purchased swap options outstanding (cost $806,805)				$1,012,193

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Apr-18/$92.99	$1,000,000	$1,000,000	$12,953

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.35	2,000,000	2,000,000	24,188

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.44	2,000,000	2,000,000	22,518

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.45	2,000,000	2,000,000	22,368

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/97.25	2,000,000	2,000,000	9,348

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/97.13	2,000,000	2,000,000	8,324

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/97.00	2,000,000	2,000,000	7,390

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/96.81	2,000,000	2,000,000	6,152

Total purchased options outstanding (cost $119,375)				$113,241

ASSET-BACKED SECURITIES (0.2%)(a)
			Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.672%, 11/25/50			$133,000	$133,000

Total asset-backed securities (cost $133,000)				$133,000

SHORT-TERM INVESTMENTS (11.9%)(a)
			Principal amount	Value

Interest in $386,034,000 joint tri-party repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc. due 4/2/18 - maturity value of $3,700,740 for an effective yield of 1.800% (collateralized by various mortgage backed securities with coupon rates ranging from 2.317% to 6.500% and due dates ranging from 5/1/19 to 3/1/48, valued at $393,754,680)			$3,700,000	$3,700,000

Interest in $300,000,000 joint tri-party repurchase agreement dated 3/29/18 with HSBC Bank USA, National Association due 4/2/18 - maturity value of $3,701,728 for an effective yield of 1.770% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 5.375% and due dates ranging from 5/15/18 to 11/15/47, valued at $306,002,795)			3,701,000	3,701,000

Total short-term investments (cost $7,401,000)				$7,401,000

TOTAL INVESTMENTS

Total investments (cost $79,632,913)				$79,850,396

FUTURES CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

U.S. Treasury Bond 30 yr (Long)	1	$146,625	$146,625	Jun-18	$2,967
U.S. Treasury Bond Ultra 30 yr (Long)	3	481,406	481,406	Jun-18	14,385
U.S. Treasury Note 2 yr (Long)	81	17,221,359	17,221,359	Jun-18	2,604
U.S. Treasury Note 5 yr (Long)	84	9,614,719	9,614,719	Jun-18	21,489
U.S. Treasury Note 10 yr (Long)	49	5,935,891	5,935,891	Jun-18	42,590
U.S. Treasury Note Ultra 10 yr (Long)	10	1,298,594	1,298,594	Jun-18	15,448

Unrealized appreciation					99,483

Unrealized (depreciation)					—

Total					$99,483

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/18 (premiums $820,838) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Value

Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$8,749,800	$2,887
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	19,444,000	8,944
(2.883)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.883	3,916,100	42,529
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	8,749,800	45,061
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	19,444,000	169,552

Barclays Bank PLC
(2.538)/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.538	9,694,300	1,454
(2.5625)/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.5625	9,694,300	3,587
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	6,965,000	25,213

Citibank, N.A.
(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325	7,777,600	7,078
2.805/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.805	2,238,000	12,331
(2.805)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.805	2,238,000	16,158
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	6,965,000	34,407
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	3,888,800	121,097

Goldman Sachs International
2.9175/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9175	4,999,500	1,450
3.01375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/3.01375	9,694,300	2,811
2.90375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.90375	9,694,300	5,429
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	15,555,200	9,022
(2.89)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.89	2,238,000	22,828
(2.9175)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9175	4,999,500	61,294

JPMorgan Chase Bank N.A.
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	8,749,800	2,712
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	19,444,000	8,750
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	8,749,800	45,936
(2.865)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.865	4,699,300	47,510
(2.917)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.917	4,476,000	58,278
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	15,555,200	60,199
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	19,444,000	171,691

Morgan Stanley & Co. International PLC
(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01	11,666,400	12
(2.71375)/3 month USD-LIBOR-BBA/May-19	May-18/2.71375	7,777,600	4,200
2.646/3 month USD-LIBOR-BBA/May-20	May-18/2.646	6,462,900	7,626
2.41625/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.41625	7,777,600	27,610
(2.903)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.903	3,730,000	40,881
2.315/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.315	7,777,600	41,377

Wells Fargo Bank, N.A.
3.1075/3 month USD-LIBOR-BBA/Apr-28	Apr-18/3.1075	4,847,200	291

Total			$1,110,205

WRITTEN OPTIONS OUTSTANDING at 3/31/18 (premiums $118,828) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Apr-18/$92.99	$1,000,000	$1,000,000	$147
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	May-18/96.81	2,000,000	2,000,000	18,338
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.84	2,000,000	2,000,000	15,056
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.93	2,000,000	2,000,000	13,404
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.93	2,000,000	2,000,000	13,404
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.32	2,000,000	2,000,000	7,324
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.41	2,000,000	2,000,000	6,124
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.42	2,000,000	2,000,000	6,030
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/96.39	2,000,000	2,000,000	3,996
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/96.27	2,000,000	2,000,000	3,502
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/96.14	2,000,000	2,000,000	3,066
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/95.53	2,000,000	2,000,000	1,560
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/95.41	2,000,000	2,000,000	1,348
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/95.28	2,000,000	2,000,000	1,160

Total				$94,459

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$1,944,400	$(38,888)	$23,333
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	1,944,400	(76,026)	1,925
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	1,166,600	(41,123)	(9,986)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	1,166,600	(125,176)	(12,588)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	1,944,400	(76,026)	(18,083)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	1,166,600	(125,176)	(25,537)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	1,166,600	(41,123)	(27,672)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	1,944,400	(38,888)	(29,244)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	1,166,600	105,402	63,813
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	1,944,400	74,762	50,593
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	1,166,600	105,402	33,540
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	1,944,400	74,762	(21,738)

Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	1,944,400	(38,888)	23,197
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	1,166,600	(16,274)	(817)
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	1,166,600	(16,274)	(12,284)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	1,944,400	(38,888)	(29,205)

Citibank, N.A.
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	237,000	(4,396)	2,638
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	1,944,400	(76,026)	1,614
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	1,142
2.635/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-18/2.635	4,999,500	(11,186)	(1,300)
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	237,000	(4,396)	(2,327)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	(5,055)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	1,944,400	(76,026)	(17,830)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	1,944,400	74,859	50,360
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	237,000	18,960	7,252
2.935/3 month USD-LIBOR-BBA/Apr-28 (Written)	Apr-18/2.935	4,999,500	9,499	(650)
2.7825/3 month USD-LIBOR-BBA/Apr-28 (Written)	Apr-18/2.7825	6,666,000	17,998	(800)
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	237,000	18,960	(3,754)
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	1,944,400	74,471	(21,175)

Goldman Sachs International
(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	395,400	(14,037)	6,097
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	395,400	(10,083)	3,855
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	395,400	(31,691)	680
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	395,400	(27,401)	127
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(2,142)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(3,721)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	395,400	(35,981)	(4,156)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	395,400	(31,691)	(4,492)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	395,400	(14,037)	(6,920)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	395,400	(18,979)	(7,576)
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	395,400	32,462	11,194
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	395,400	23,665	10,296
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	395,400	16,686	(4,658)
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	395,400	23,665	(7,762)

JPMorgan Chase Bank N.A.
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	237,000	(3,152)	2,323
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(25,430)	1,285
(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	395,400	(24,515)	1,246
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	395,400	(4,745)	8
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(22,854)	(344)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	237,000	(5,807)	(2,927)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(41,122)	(3,045)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(36,640)	(6,472)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(34,590)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(34,905)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	1,166,600	110,769	56,417
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	1,166,600	110,769	44,249
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	237,000	26,094	9,665
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	395,400	43,099	1,657
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	395,400	6,524	(2,198)
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	237,000	13,296	(3,500)

Morgan Stanley & Co. International PLC
(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	237,000	(5,925)	2,635
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(36,308)	223
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	237,000	(3,105)	(1,583)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(25,501)	(3,669)
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	237,000	13,177	4,693
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	237,000	25,975	(2,901)

Unrealized appreciation				416,057

Unrealized (depreciation)				(377,606)

Total				$38,451

TBA SALE COMMITMENTS OUTSTANDING at 3/31/18 (proceeds receivable $11,013,359) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal Home Loan Mortgage Corporation, 3.50%, 4/1/48	$2,000,000	4/12/18	$2,004,453
Federal Home Loan Mortgage Corporation, 3.00%, 4/1/48	1,000,000	4/12/18	975,078
Federal National Mortgage Association, 4.50%, 4/1/48	1,000,000	4/12/18	1,047,031
Federal National Mortgage Association, 3.50%, 4/1/48	3,000,000	4/12/18	3,006,328
Federal National Mortgage Association, 3.00%, 4/1/48	1,000,000	4/12/18	975,391
Government National Mortgage Association, 4.00%, 4/1/48	1,000,000	4/19/18	1,027,969
Government National Mortgage Association, 3.50%, 4/1/48	2,000,000	4/19/18	2,019,219

Total			$11,055,469

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$328,200	$3,600	(E)	$(5)	4/9/28	2.903% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$(3,605)
		1,137,500	12,788	(E)	(16)	4/17/28	2.9075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,804)
		358,100	4,314	(E)	(5)	4/19/28	2.917% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,319)
		188,000	2,364	(E)	(3)	4/19/28	2.923% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,367)
		7,265,000	69,424	(E)	63,624	6/20/28	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,801)
		219,300	1,613	(E)	(3)	4/19/28	3 month USD-LIBOR-BBA — Quarterly	2.864% — Semiannually	1,610
		66,622,300	31,312	(E)	(30,172)	6/20/20	2.605% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,141
		1,836,300	7,749	(E)	(3,912)	6/20/48	3 month USD-LIBOR-BBA — Quarterly	2.85% — Semiannually	3,838
		2,112,800	2,155	(E)	(1,555)	6/20/23	3 month USD-LIBOR-BBA — Quarterly	2.75% — Semiannually	600
		3,333,000	133	(E)	(44)	4/9/28	2.7825% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(178)
		1,949,800	156	(E)	(28)	5/2/28	2.785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	128

	Total				$27,881				$(21,757)

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	$41,860	$40,832	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(683)
	31,223	30,456	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(509)
Barclays Bank PLC
	192,028	192,142	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	361
	39,111	38,269	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(535)
	39,784	39,892	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	152
	19,370	19,336	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	182
	263,140	263,859	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	1,005
	1,909	1,908	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	20
	59,043	59,129	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	174
	8,001	8,006	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	15
	270,431	273,078	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(3,151)
	26,862	26,847	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	286
	28,288	27,881	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	135
	51,808	50,536	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	845
	2,194	2,151	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(26)
	317,753	317,937	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	654
	5,179,857	5,183,602	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	11,386
	4,385,729	4,420,323	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(43,451)
Citibank, N.A.
	59,067	59,110	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	130
Credit Suisse International
	42,769	42,154	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	205
	35,852	34,971	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(585)
	36,781	36,033	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(479)
	4,686	4,596	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(55)
	25,544	25,023	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(319)
	18,637	18,257	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(233)
	18,234	17,750	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(351)
	83,040	81,067	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,333)
	60,820	59,326	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	992
Goldman Sachs International
	53,609	53,579	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	571
	41,358	41,335	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	441
	116,830	116,619	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,098
	51,949	51,920	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	554
	97,060	94,972	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,327)
	97,060	94,972	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,327)
	312,956	315,425	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,101)
	117,569	118,496	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,165)
	18,489	18,025	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(302)
	188	188	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	2
	48,413	48,326	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	455
	428,686	432,068	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,247)
	15,885	16,010	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(157)
	42,372	42,706	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(420)
	11,714	11,707	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	125
	58,751	58,718	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	626
	64,859	63,463	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(887)
	71,833	70,288	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(982)
	82,014	81,867	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	771
	76,657	75,008	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,048)
	54,732	53,945	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	262
	63,622	63,267	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(97)
	59,737	58,270	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	974
JPMorgan Chase Bank N.A.
	58,505	57,069	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(954)
	4,925	4,804	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(80)
	54,687	53,901	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	262
JPMorgan Securities LLC
	446,578	436,972	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,105
	36,781	36,033	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	477
	43,821	42,780	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(703)

	Upfront premium received		—		Unrealized appreciation		29,265

	Upfront premium (paid)		—		Unrealized (depreciation)		(68,507)

		Total	$—			Total	$(39,242)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	$407,000	$6,501	$—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$6,501
	407,000	7,989	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(7,989)
	466,000	8,229	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	8,229
	466,000	10,769	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(10,769)

Total			$—				$(4,028)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Effective 4/30/18, Putnam VT American Government Income Fund was renamed Putnam VT Mortgage Securities Fund.
(a)	Percentages indicated are based on net assets of $62,290,786.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $170,550.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $125,070.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $812,321.
(FWC)	Forward commitment, in part or in entirety.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $15,502,453 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $7,549,054, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $190,388 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $125,070 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$133,000	$—
Mortgage-backed securities	—	18,992,767	—
Purchased options outstanding	—	113,241	—
Purchased swap options outstanding	—	1,012,193	—
U.S. government and agency mortgage obligations	—	41,969,744	—
U.S. treasury obligations	—	10,228,451	—
Short-term investments	—	7,401,000	—

Totals by level	$—	$79,850,396	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$99,483	$—	$—
Written options outstanding	—	(94,459)	—
Written swap options outstanding	—	(1,110,205)	—
Forward premium swap option contracts	—	38,451	—
TBA sale commitments	—	(11,055,469)	—
Interest rate swap contracts	—	(49,638)	—
Total return swap contracts	—	(43,270)	—

Totals by level	$99,483	$(12,314,590)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$1,727,956	$1,762,160

Total	$1,727,956	$1,762,160

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$15,500,000
Purchased swap option contracts (contract amount)		$330,200,000
Written TBA commitment option contracts (contract amount)		$28,000,000
Written swap option contracts (contract amount)		$299,600,000
Futures contracts (number of contracts)		200
Centrally cleared interest rate swap contracts (notional)		$81,000,000
OTC total return swap contracts (notional)		$14,100,000
Centrally cleared total return swap contracts (notional)		$1,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018